SHAREHOLDERS' EQUITY - Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands												12 Months Ended
	Jan. 14, 2021 USD ($) $ / shares	Oct. 14, 2020 USD ($) $ / shares	Jul. 13, 2020 USD ($) $ / shares	Apr. 13, 2020 USD ($) $ / shares	Jan. 13, 2020 USD ($) $ / shares	Oct. 11, 2019 USD ($) $ / shares	Jul. 12, 2019 USD ($) $ / shares	Apr. 12, 2019 USD ($)	Apr. 12, 2019 CAD ($) $ / shares	Jan. 11, 2019 USD ($)	Jan. 11, 2019 CAD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Dividends [Line Items]
Dividends paid, per share (in CAD per share) | (per share)	$ 0.1875	$ 0.125	$ 0.125	$ 0.125	$ 0.06	$ 0.04	$ 0.04		$ 0.04		$ 0.04
Dividends paid		$ 34,227	$ 34,488	$ 34,650	$ 12,577	$ 8,408	$ 8,408	$ 6,326	$ 8,410	$ 6,328	$ 8,393	$ 115,942	$ 29,470
Reduction in retained earnings												153,633	35,719
Retained earnings
Dividends [Line Items]
Reduction in retained earnings	$ 50,268	$ 34,227	$ 34,488	$ 34,650	$ 12,577	$ 8,408	$ 8,408	$ 6,326				$ 153,633	$ 35,719